26. Earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net income (loss) for the year Attributable to equity holders of the parent	R$ (5,988,128)	R$ (117,273)	R$ (1,085,393)
Common Share [member]
Numerator
Net income (loss) for the year Attributable to equity holders of the parent	R$ (1,377,078)	R$ (27,269)	R$ (254,828)
Denominator
Weighted average number of outstanding shares	2,863,683	2,863,683	2,863,683
Adjusted weighted average number of outstanding shares and diluted presumed conversions	2,863,683	2,863,683	2,863,683
Basic earnings (loss) per share (in R$ per shares)	R$ (0.481)	R$ (0.010)	R$ (0.089)
Diluted earnings (loss) per share (in R$ per shares)	R$ (0.481)	R$ (0.010)	R$ (0.089)
Preferred Share [member]
Numerator
Net income (loss) for the year Attributable to equity holders of the parent	R$ (4,611,050)	R$ (90,004)	R$ (830,565)
Denominator
Weighted average number of outstanding shares	273,967	270,053	266,676
Adjusted weighted average number of outstanding shares and diluted presumed conversions	273,967	270,053	266,676
Basic earnings (loss) per share (in R$ per shares)	R$ (16.831)	R$ (0.333)	R$ (3.115)
Diluted earnings (loss) per share (in R$ per shares)	R$ (16.831)	R$ (0.333)	R$ (3.115)